Operating Lease (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2022
Operating Lease [Line Items]
Lease term				45 years
Free of charge land term		5 years
Rental fee		$ 32,300
Operating lease expenses	$ 3,700	838,022	$ 357,300
Short-term lease		$ 271,485	$ 216,177
Staff Dormitory Lease Agreements [Member]
Operating Lease [Line Items]
Lease term		3 years